Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income	$ 1,242,000	$ 702,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	394,000	240,000
Depreciation expense	167,000	142,000
Net accretion of securities discounts		(4,000)
Accretion of deferred loan fees and costs, net	(273,000)	(155,000)
Deferred income taxes	(164,000)	(71,000)
Stock-based compensation expense	272,000	273,000
Gain on the sales of investment securities		(88,000)
Net gain on the sale of loans	(1,442,000)	(832,000)
Gain on the sale of SBA loans	(164,000)
Net loss on sale of other real estate owned	63,000	23,000
Increase in the cash surrender value of bank-owned life insurance	(49,000)
Changes in assets and liabilities which provided (used) cash:
Loans held for sale-originations	(53,261,000)	(43,870,000)
Loans held for sale-proceeds	53,245,000	48,479,000
Accrued interest receivable	(53,000)	(78,000)
Prepaid expenses and other assets	(89,000)	346,000
Accrued interest payable	31,000	(4,000)
Accrued expenses and other liabilities	147,000	(112,000)
Net Cash Provided by Operating Activities	66,000	4,991,000
Cash Flows from Investing Activities
Net decrease in investment in interest-earning time deposits	973,000	499,000
Purchase of investment securities available for sale	(52,000)	(53,000)
Proceeds from calls of investment securities available for sale		500,000
Proceeds from the sale of securities available for sale	0	1,839,000
Net increase in loans receivable	(16,512,000)	(23,152,000)
Net (increase) decrease in investment in Federal Home Loan Bank stock	(106,000)	16,000
Purchase of bank-owned life insurance	(3,500,000)
Proceeds from the sale of other real estate owned	539,000	92,000
Capitalized expenditures on other real estate owned	(28,000)	(48,000)
Purchase of premises and equipment	(169,000)	(171,000)
Net Cash Used in Investing Activities	(18,855,000)	(20,478,000)
Cash Flows from Financing Activities
Net increase in demand deposits and savings accounts	4,982,000	3,752,000
Net increase in certificate accounts	16,099,000	2,534,000
Repayment of Federal Home Loan Bank borrowings	(4,500,000)	(2,000,000)
Proceeds from Federal Home Loan Bank borrowings	10,500,000	5,500,000
Dividends paid	(211,000)	(185,000)
Purchase of treasury stock	(760,000)	(563,000)
Proceeds from the reissuance of treasury stock	64,000
Increase in advances from borrowers for taxes and insurance	368,000	233,000
Net Cash Provided by Financing Activities	26,542,000	9,271,000
Net Increase (Decrease) in Cash and Cash Equivalents	7,753,000	(6,216,000)
Cash and Cash Equivalents – Beginning of Year	6,184,000	12,400,000
Cash and Cash Equivalents – End of Year	13,937,000	6,184,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	1,689,000	1,686,000
Cash payments for income taxes	855,000	295,000
Transfer of loans to other real estate owned	$ 111,000	$ 471,000